Expense Example, No Redemption - Parametric Tax-Managed Emerging Markets Fund - Institutional Class	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USD ($)	98	306	531	1,178